Stockholders’ equity (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issuance costs		$ 2,715,000
Ordinary shares issued		1,231,981
Warrants, exercise price per share		$ 1.65
Proceeds from sale of stock, net		$ 7,374,480
ATM Equity Offering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued		7,509,737
Proceeds from sale of stock, net		$ 27,123,388
Equity offering	$ 100,000,000
Sale of stock, price per share		$ 3.76
Proceeds from sale of stock		$ 28,262,944
Commissions and offering expenses, paid		1,139,556
ATM available for future sales		$ 71,700,000
L1 Capital Global Opportunities Master Fund ("L1 SPA")
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued	4,250,000
Proceeds from sale of stock	$ 8,500,000
Stock issuance costs	$ 669,367
Ordinary shares issued		2,234,691
Anson SPA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued	5,750,000
Proceeds from sale of stock	$ 11,500,000
Stock issuance costs	$ 905,615
Ordinary shares issued		2,234,691